Employee Benefits	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Employee Benefits

NOTE 16	Employee Benefits
Employee Retirement Savings Plan The Company has a defined contribution retirement savings plan that covers substantially all its employees. Qualified employees are allowed to contribute up to 75 percent of their annual compensation, subject to Internal Revenue Service limits, through salary deductions under Section 401(k) of the Internal Revenue Code. Employee contributions are invested at their direction among a variety of investment alternatives. Employee contributions are 100 percent matched by the Company, up to four percent of each employee’s eligible annual compensation. The Company’s matching contribution vests immediately and is invested in the same manner as each employee’s future contribution elections. Total expense for the Company’s matching contributions was $249 million, $262 million and $254 million in 2025, 2024 and 2023, respectively.
Pension and Postretirement Welfare Plans The Company has tax qualified noncontributory defined benefit pension plans, nonqualified pension plans and a postretirement welfare plan.
Pension Plans The funded tax qualified noncontributory defined benefit pension plans provide benefits to substantially all the Company’s employees. Participants receive annual cash balance pay credits based on eligible pay multiplied by a percentage determined by their age and/or years of service, as defined by the plan documents. Participants also receive an annual interest credit. Generally, employees become vested upon completing three years of vesting service. The Company did not contribute to its qualified pension plans in 2025 and 2024 and does not expect to contribute to the plans in 2026.
The Company also maintains two non-qualified plans that are unfunded and provide benefits to certain employees. The assumptions used in computing the accumulated benefit obligation, the projected benefit obligation and net pension expense are substantially consistent with those assumptions used for the funded qualified plans. In 2026, the Company expects to contribute approximately $55 million to its non-qualified pension plans, which equals the 2026 expected benefit payments.
Postretirement Welfare Plan In addition to providing pension benefits, the Company has a funded postretirement welfare plan available to certain eligible participants based on their hire or retirement date. The plan is closed to new participants. In 2026, the Company does not expect to contribute to its postretirement welfare plan.
The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the pension plans:

(Dollars in Millions)	2025	2024
Change In Projected Benefit Obligation(a)
Benefit obligation at beginning of measurement period	$7,069	$7,278
Service cost	213	219
Interest cost	409	376
Plan amendments	(261)	—
Actuarial (gain) loss	413	(443)
Lump sum settlements	(125)	(118)
Benefit payments	(258)	(243)
Benefit obligation at end of measurement period(b)	$7,460	$7,069
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$7,834	$7,779
Actual return on plan assets	945	381
Employer contributions	39	35
Lump sum settlements	(125)	(118)
Benefit payments	(258)	(243)
Fair value at end of measurement period	$8,435	$7,834
Funded Status	$975	$765
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$1,575	$1,329
Current benefit liability	(53)	(48)
Noncurrent benefit liability	(547)	(516)
Recognized amount	$975	$765
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial loss	$(1,407)	$(1,359)
Net prior service credit	286	30
Recognized amount	$(1,121)	$(1,329)
Note: At December 31, 2025 and 2024, the postretirement welfare plan projected benefit obligation was $35 million and $41 million, respectively. At both December 31, 2025 and 2024, the fair value of plan assets was $47 million and the amount recognized in accumulated other comprehensive income (loss), pretax was $51 million.
(a)The increase in the projected benefit obligation for 2025 was primarily due to a lower discount rate, partially offset by the impact of plan amendments effective at the end of the year to align the benefit crediting formula of a subset of employees with that of all other employees. The decrease in the projected benefit obligation for 2024 was primarily due to a higher discount rate.
(b)At December 31, 2025 and 2024, the accumulated benefit obligation for all pension plans was $7.2 billion and $6.6 billion, respectively.
The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2025	2024
Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$600	$564
Fair value of plan assets	—	—
Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$568	$525
Fair value of plan assets	—	—
The following table sets forth the components of net periodic pension cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the pension plans:

(Dollars in Millions)	2025	2024	2023
Components Of Net Periodic Pension Cost
Service cost	$213	$219	$223
Interest cost	409	376	370
Expected return on plan assets	(586)	(585)	(546)
Prior service credit amortization	(4)	(4)	(1)
Actuarial loss amortization	5	9	5
Net periodic pension cost	$37	$15	$51
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial (loss) gain arising during the year	$(54)	$239	$(286)
Net actuarial loss amortized during the year	5	9	5
Net prior service credit (cost) arising during the year	261	—	23
Net prior service credit amortized during the year	(4)	(4)	(1)
Total recognized in other comprehensive income (loss)	$208	$244	$(259)
Total recognized in net periodic pension cost and other comprehensive income (loss)	$171	$229	$(310)
Note: The net periodic benefit for the postretirement welfare plan was $6 million, $7 million and $10 million for the years end December 31, 2025, 2024 and 2023, respectively. The total of other amounts recognized as other comprehensive income (loss) netted to less than $1 million, $(1) million and $(10) million for the years ended December 31, 2025, 2024 and 2023, respectively.
The following table sets forth weighted-average assumptions used to determine the pension plans projected benefit obligations at December 31:

	2025	2024
Discount rate	5.44%	5.77%
Cash balance interest crediting rate	3.58	3.71
Rate of compensation increase(a)	4.00	3.52
(a)Determined on an active liability-weighted basis.
The following table sets forth weighted-average assumptions used to determine net periodic pension cost for the years ended December 31:

	2025	2024	2023
Discount rate	5.77%	5.12%	5.55%
Cash balance interest crediting rate	3.71	3.04	3.36
Expected return on plan assets(a)	7.00	7.00	6.75
Rate of compensation increase(b)	3.52	3.72	4.13
(a)With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans' asset allocation, economic conditions, and peer group long-term rate of return information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.
(b)Determined on an active liability-weighted basis.
Investment Policies and Asset Allocation In establishing its investment policies and asset allocation strategies, the Company considers expected returns and the volatility associated with different strategies. An independent consultant performs modeling that projects numerous outcomes using a broad range of possible scenarios, including a mix of possible rates of inflation and economic growth. Starting with current economic information, the model bases its projections on past relationships between inflation, fixed income rates and equity returns when these types of economic conditions have existed over the previous 30 years, both in the United States and in foreign countries. Estimated future returns and other actuarially determined adjustments are also considered in calculating the estimated return on assets.
Generally, based on historical performance of the various investment asset classes, investments in equities have outperformed other investment classes but are subject to higher volatility. In an effort to minimize volatility, while recognizing the long-term up-side potential of investing in equities, the Company’s Compensation and Human Resources Committee has determined that a target asset allocation of 35 percent long duration bonds, 30 percent global equities, 10 percent real assets, 10 percent private equity funds, 5 percent domestic mid-small cap equities, 5 percent emerging markets equities, and 5 percent hedge funds is appropriate.
At December 31, 2025 and 2024, plan assets included an asset management arrangement with a related party totaling approximately $105 million and $63 million, respectively.
The assets of the qualified pension plans primarily include funds that do not have readily determinable fair values. These funds are valued based on net asset values provided by the fund trustee or administrator. Plan assets also include cash and cash equivalents and U.S. Treasury securities with readily determinable fair values. The fair values of U.S. Treasury securities are determined based on quoted prices in active markets. The Company classified these assets within Level 1 of the fair value hierarchy. Refer to Note 21 for further discussion of the fair value hierarchy, including the levels within the fair value hierarchy.
The following table summarizes the pension plans investment assets at December 31:

(Dollars in Millions)	2025	2024
Cash and cash equivalents	$105	$63
U.S Treasury securities	951	—
Investment assets not classified in fair value hierarchy(a)
Collective investment funds
Domestic equity securities	1,827	1,788
Mid-small cap equity securities	536	474
International equity securities	1,127	968
Real estate securities	178	171
Fixed income	1,183	1,958
Real estate funds(b)	770	733
Hedge funds(c)	468	354
Private equity funds(d)	1,290	1,325
Total plan investment assets at fair value	$8,435	$7,834
(a)These investment assets are valued based on net asset values as a practical expedient and as a result, are not classified in the fair value hierarchy.
(b)This category consists of several investment strategies diversified across several real estate fund managers.
(c)This category consists of several investment strategies diversified across several hedge fund managers.
(d)This category consists of several investment strategies diversified across several private equity fund managers.
The following benefit payments are expected to be paid from the pension plans for the years ended December 31:

(Dollars in Millions)
2026	$420
2027	426
2028	450
2029	486
2030	494
2031-2035	2,719